CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS	$ (6,066)	$ (2,288)	$ (4,990)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	162	294	306
Amortization	111	245	1,211
Stock-based compensation	9	65	21
Gain on sales of subsidiary and equity method investments	(849)	(37)
Impairment loss on property, plant and equipment	471	60	28
Impairment losses on intangible assets	57	5	115
Impairment losses on prepaid licensing and royalty fees	1,386	4,187	1,259
Bad debt expenses	35	3	37
Gains on disposals of property, plant and equipment - net	(751)		(2)
Gains on sales of marketable securities		(19,939)	(8,621)
Equity in net losses on equity investments - net	1,731	600	531
Impairment losses on marketable securities and investments		1,290
Deferred income tax benefits	(41)	(216)
Other		(11)	(306)
Net changes in:
Accounts receivable	341	47	692
Prepaid expenses	(12)	17	186
Other current assets	49	82	(260)
Accounts payable	(24)	(451)	(407)
Accrued expenses	1,071	(396)	848
Accrued compensation	(331)	(28)	416
Other current liabilities	(916)	(267)	(711)
Accrued pension liabilities / Prepaid pension assets	46	(64)	(215)
Prepaid licensing and royalty fees	(2,167)	(43)	(976)
Net cash used in operating activities	(5,688)	(16,845)	(10,838)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash dividends received from investees	1,438		247
Proceeds from disposals of marketable debt securities		42,583	18,692
Divestiture of business, net of cash transferred	(482)	(78)
Purchases of property, plant and equipment	(496)	(158)	(420)
Proceeds from disposals of property, plant and equipment	1,950	23	2
Proceeds from disposals of businesses, net of transaction costs	872
Purchases of marketable securities			(26,042)
Purchase of cost method investments		(1,000)
Purchases of intangible assets	(86)	(112)	(110)
Decrease in refundable deposits	27	27	3
Other	30	(111)	(7)
Net cash provided by (used in) investing activities	3,253	41,174	(7,635)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from (repayments of) short-term borrowings	(3,722)	(12,281)	15,232
Cash received from the exercise of stock options	0	0	3,593
Other	(10)
Net cash provided by (used in) financing activities	(3,732)	(12,281)	18,825
Net foreign currency exchange differences on cash and cash equivalents	(54)	753	478
NET INCREASE (DECREASE) IN CASH, RESTRICTED CASH AND CASH EQUIVALENTS	(6,221)	12,801	830
CASH, RESTRICTED CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	72,432	59,631	58,801
CASH, RESTRICTED CASH AND CASH EQUIVALENTS AT END OF YEAR	66,211	72,432	59,631
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid during the year	83	190	237
Income tax paid (refunded) during the year	$ 46	$ 44	$ (84)